Depreciation Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Depreciation amortization and impairment [abstract]
Summary of Depreciation and Impairment of Assets
The account breaks down as follows as of the indicated dates:

	12.31.24	12.31.23	12.31.22
Depreciation of Property, Plant and Equipment	(88,263,545)	(94,104,250)	(100,733,930)
Amortization of Organization and Development Expenses	(92,153,068)	(88,232,317)	(86,116,497)
Depreciation of other intangible assets	(1,723,770)	(2,395)	(2,394)
Others (*)	(5,927,106)	(1,189,149)	(2,191,182)
Total	(188,067,489)	(183,528,111)	(189,044,003)
(*)    "Other" include the depreciation of various assets and losses from sale or depreciation of property, plant and equipment.